Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Operations
Revenue	$ 0	$ 0	$ 0	$ 0
Operating Expenses:
Sales and Marketing	564,040	82,425	115,833	232,084
General and Administrative	190,579	67,870	296,279	369,538
Research and Development	47,391	29,769	146,469	545,639
Total Operating Expenses	802,010	180,064	558,581	1,147,261
Loss from Operations	(802,010)	(180,064)	(558,581)	(1,147,261)
Other Expense (Income)
Interest Expense, Net	243,500	285,559	617,189	1,316,407
Bank and Financing Fees	1,655	507	10,076	19,799
Miscellaneous Income			0	(178,394)
Total Other Expense	245,155	286,066	627,265	1,157,812
Loss Before Income Tax	(1,047,165)	(466,130)	(1,185,846)	(2,305,073)
Income Tax	0	0	0	0
Net Loss	(1,047,165)	(466,130)	(1,185,846)	(2,305,073)
Less: Preferred Stock Dividends	2,500	2,500	10,000	10,000
Net Loss Available to Common Stockholders	$ (1,049,665)	$ (468,630)	$ (1,195,846)	$ (2,315,073)
Net Loss per Common Share:
Basic	$ (0.14)	$ (0.09)	$ (0.22)	$ (0.49)
Diluted	$ (0.14)	$ (0.09)	$ (0.22)	$ (0.49)
Weighted Average Number of Common Shares Outstanding - Basic	7,341,138	5,044,230	5,324,402	4,753,151
Weighted Average Number of Common Shares Outstanding - Diluted	7,341,138	5,044,230	5,324,402	4,753,151